INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories balance

	At December 31	At December 31
(in thousands)	2025	2024

Inventory of MLJV - McClean North
Ore stockpile	$1,018	$—
Ore in circuit	135	—
Uranium in Concentrates	6,847	—
Inventory of MLJV – historic Sue ore stockpile	2,098	2,098
Mine and mill supplies in MLJV	4,267	3,746
	$14,365	$5,844

Inventories-by balance sheet presentation:
Current	$12,267	$3,746
Long term-ore in stockpiles	2,098	2,098
	$14,365	$5,844